Segment Information - Property, Plant & Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 10,877	$ 10,554
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	4,168	3,996
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,617	1,837
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,233	2,108
Other European countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	162	170
USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	52	59
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,384	1,347
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	525	261
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	464	478
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 272	$ 298